Goodwill and Identifiable Intangible Assets (Details Textual) (USD $)	9 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Feb. 29, 2012 Aldagen [Member]	Apr. 30, 2010 Aldagen [Member]	Sep. 30, 2013 Cost Of Sales [Member]	Dec. 31, 2012 Cost Of Sales [Member]	Sep. 30, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]
Goodwill related to Aldagen acquisition		$ 422,000	$ 707,000
Amortization	$ 91,600			$ 117,700	$ 157,000	$ 157,000	$ 199,000